Label	Element	Value
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)